Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 20-F (the “Form 20-F/A”) amends our annual report on Form 20-F for the year ended December 31, 2022 (the “Annual Report”), which was originally filed with the U.S. Securities and Exchange Commission on April 21, 2023. The purpose of this Form 20-F/A is (i) to amend Item 16I of the Annual Report to provide the disclosures required under Item 16I(b) of Form 20-F and (ii) to provide the documentation required by Item 16I(a) of Form 20-F in the form of an exhibit to this Form 20-F/A.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-38172
Entity Registrant Name	FREIGHT TECHNOLOGIES INC.
Entity Central Index Key	0001687542
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	2001 Timberloch Place
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
Title of 12(b) Security	Ordinary shares, par value $0.11 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	16,468,823
Auditor Name	Centurion ZD CPA & Co.
Auditor Firm ID	2769
Auditor Location	Hong Kong, China
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2001 Timberloch Place
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	(773)
Local Phone Number	905-5076
Contact Personnel Name	Mr. Javier Selgas
Contact Personnel Email Address	javi.selgas@fr8hub.com